LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 11, 2008

TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund.

When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. Eastern time in valuing such securities or assets.

For Legg Mason Partners Variable Investors Portfolio and Legg Mason Partners Variable Small Cap Growth Portfolio prospectuses only: the next to last paragraph under “Management—Recent Developments” is hereby deleted.

Fund Name	Date of Current Prospectus
Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Aggressive Growth Portfolio	February 28, 2008

Legg Mason Partners Variable Appreciation Portfolio	April 28, 2008

Legg Mason Partners Variable Capital and Income Portfolio	April 28, 2008

Legg Mason Partners Variable Capital Portfolio	April 28, 2008

Legg Mason Partners Variable Dividend Strategy Portfolio	February 28, 2008

Legg Mason Partners Variable Equity Index Portfolio	April 28, 2008

Legg Mason Partners Variable Fundamental Value Portfolio	April 28, 2008

Legg Mason Partners Variable Global Equity Portfolio	April 28, 2008

Fund Name	Date of Current Prospectus
Legg Mason Partners Variable International All Cap Opportunity Portfolio	February 28, 2008

Legg Mason Partners Variable Investors Portfolio	April 28, 2008

Legg Mason Partners Variable Large Cap Growth Portfolio	February 28, 2008

Legg Mason Partners Variable Lifestyle Allocation 50%	April 28, 2008

Legg Mason Partners Variable Lifestyle Allocation 70%	April 28, 2008

Legg Mason Partners Variable Lifestyle Allocation 85%	April 28, 2008

Legg Mason Partners Variable Mid Cap Core Portfolio	February 28, 2008

Legg Mason Partners Variable Small Cap Growth Portfolio	April 28, 2008

Legg Mason Partners Variable Social Awareness Portfolio	February 28, 2008

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Diversified Strategic Income Portfolio	April 28, 2008

Legg Mason Partners Variable Global High Yield Bond Portfolio	April 28, 2008

Legg Mason Partners Variable High Income Portfolio	February 28, 2008

Legg Mason Partners Variable Strategic Bond Portfolio	February 28, 2008

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